OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Accrued payroll and employee related expenses	$ 1,613	$ 1,787
Accrued interest and other payables	976	794
Payable from acquisition of intangible, tangible & financial assets	1,332	943
Other amounts due to public authorities	540	587
Derivative financial instruments	190	325
Unearned revenue and accrued payables	58	69
Total	$ 4,709	$ 4,505